Capital Account - Additional information (Detail)	Dec. 31, 2017 £ / shares	May 23, 2017 € / shares
Disclosure Of Classes Of Share Capital [Line Items]
Dividends access share, per share | € / shares		€ 0.07
Royal Dutch Shell Dividend Access Trust [Member] | Shell Transport
Disclosure Of Classes Of Share Capital [Line Items]
Dividends access share, per share	£ 0.25
Royal Dutch Shell Dividend Access Trust [Member] | BG Group Plc [Member] |
Disclosure Of Classes Of Share Capital [Line Items]
Dividends access share, per share	£ 0.1